Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The table below is provided in accordance with Item 402(v) of Regulation S-K. We are providing the following information about the relationship between executive compensation actually paid to our CEO and our other NEOs and certain financial performance of the Company for each of the fiscal years ended March 31, 2025, 2024 and 2023:

Fiscal Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEO (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net (Loss) Income (in thousands) (6)
2025	$315,178	$267,287	$201,637	$206,130	$11	$(3,203)
2024	$322,832	$248,593	$160,506	$155,441	$9	$(5,267)
2023	$376,785	$438,049	$160,883	$162,842	$27	$(3,440)

(1)	The dollar amounts reported are the amounts of total compensation reported in the “Total” column of our Summary Compensation Table for Messrs. Custer and Cysewski.

(2)

The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

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Table of Contents

PEO Total Compensation Amount	$ 315,178	$ 322,832	$ 376,785
PEO Actually Paid Compensation Amount	$ 267,287	248,593	438,049
Adjustment To PEO Compensation, Footnote
Name	Fiscal Year	Reported Summary Compensation Table Total for CEO	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	Compensation Actually Paid to CEO
Matthew K. Custer	2025	$266,388	$(46,388)	$1,942	$221,942
	2024	$275,476	$(80,476)	$4,661	$199,661
	2023	$290,563	$(70,563)	$118,896	$338,896

Gerald R. Cysewski	2025	$48,791	$(6,483)	$3,037	$45,345
	2024	$47,356	$(7,356)	$8,932	$48,932
	2023	$86,222	$(4,684)	$17,615	$99,153

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in our Summary Compensation Table for the applicable year.
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. There were no awards vested in the year they were granted.

(3)

The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of our Summary Compensation Table in each applicable year. The name of the NEO (excluding our CEO) included for purposes of calculating the average amounts for each applicable year is Ms. Ladin, and Ms. Rogerson for fiscal year 2025.

Non-PEO NEO Average Total Compensation Amount	$ 201,637	160,506	160,883
Non-PEO NEO Average Compensation Actually Paid Amount	$ 206,130	155,441	162,842
Adjustment to Non-PEO NEO Compensation Footnote
(4)

The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Name	Fiscal Year	Reported Summary Compensation Table Total for Non- CEO NEO	Less: Reported Value of Equity Awards (a)	Plus: Equity Award Adjustments (b)	Compensation Actually Paid to Non-CEO NEO
Jennifer C. Rogerson	2025	$113,925	$1,425	$7,509	$120,009
	2024	$—	$—	$—	$—
	2023	$—	$—	$—	$—

Felicia Ladin	2025	$87,712	$(2,600)	$1,009	$86,121
	2024	$160,506	$(12,814)	$7,749	$155,441
	2023	$160,883	$(14,575)	$16,534	$162,842

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in our Summary Compensation Table for the applicable year.
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. There were no awards vested in the year they were granted.

(5)

Total Stockholder Return (TSR) is cumulative for the measurement periods beginning on March 31, 2021 and ending on March 31 of each of 2025, 2024 and 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(6)	The dollar amounts reported represent the amount of net income (loss) attributable to the Company as reflected in our audited financial statements for the applicable fiscal year.

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Total Shareholder Return Amount	$ 11	9	27
Net Income (Loss)	(3,203,000)	(5,267,000)	(3,440,000)
Matthew K. Custer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	266,388	275,476	290,563
PEO Actually Paid Compensation Amount	221,942	199,661	338,896
Gerald R. Cysewski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	48,791	47,356	86,222
PEO Actually Paid Compensation Amount	45,345	48,932	99,153
Jennifer C. Rogerson [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	113,925	0	0
Non-PEO NEO Average Compensation Actually Paid Amount	120,009	0	0
Felicia Ladin [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	87,712	160,506	160,883
Non-PEO NEO Average Compensation Actually Paid Amount	86,121	155,441	162,842
PEO | Matthew K. Custer [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,942	4,661	118,896
PEO | Matthew K. Custer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,388)	(80,476)	(70,563)
PEO | Gerald R. Cysewski [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,037	8,932	17,615
PEO | Gerald R. Cysewski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,483)	(7,356)	(4,684)
Non-PEO NEO | Jennifer C. Rogerson [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,509	0	0
Non-PEO NEO | Jennifer C. Rogerson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,425	0	0
Non-PEO NEO | Felicia Ladin [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,009	7,749	16,534
Non-PEO NEO | Felicia Ladin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,600)	$ (12,814)	$ (14,575)